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                            PACIFIC CAPITAL FUNDS


                                                                December 2, 1996


VIA ELECTRONIC FILING
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Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

Attention: Division of Investment Management

        Re:     Pacific Capital Funds
                Post Effective Amendment No. 8 to the
                Registration Statement on Form N-1A
                (Securities Act File No. 33-57684
                Investment Company Act File No. 811-7454)
                -----------------------------------------

Ladies and Gentlemen:

                Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1993 Act"), Pacific Capital Funds (the "Funds") hereby certifies that:

        (1) the forms of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 8 to the Funds' Registration Statement on Form N-1A, constituting the most recent amendment to the Funds' Registration Statement on Form N-1A; and

        (2) the text of Post-Effective Amendment No. 8 to the Funds' Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on November
                22, 1996.


                                        Very truly yours,


                                        PACIFIC CAPITAL FUNDS

cc:    Craig Warren

                                        By:  /s/ Gregory Maddox
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                                             Gregory Maddox
                                             Secretary